Note 36 Other operating expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of other operating expense [Line Items]
Change in inventories		€ 80	€ 62
Contribution To Guaranteed Banks Deposits Funds		363	318
Hiperinflation Adjustments other operating expense	[1]	473	319
Other operating expense	[2]	548	529
Miscellaneous other operating expense		€ 1,464	€ 1,228

[1]
(1) In the six months ended June 30, 2026, it includes €279 million due to Argentina, €149 million due to Turkey and €45 million due to Venezuela. In the six months ended June 30, 2025, it included €211 million due to Argentina, €76 million due to Turkey and €32 million due to Venezuela.

[2]	(2) It includes costs and expenses associated with sales of non-financial services.